Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of geographical areas [line items]
Total	£ 80,433	£ 39,713
UK
Disclosure of geographical areas [line items]
Total	27,209	27,028
North America
Disclosure of geographical areas [line items]
Total	45,717	6,350
Europe
Disclosure of geographical areas [line items]
Total	5,246	4,996
Other
Disclosure of geographical areas [line items]
Total	£ 2,261	£ 1,339
Worldpay
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.80%	13.00%	15.60%